Shareholder Report, Line Graph (Details) 197210_Pacer Trendpilot 100 ETF_TF_TSR Annual {TF} - USD ($)											12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2026
Pacer Trendpilot® 100 ETF
Account Value [Line Items]
Line Graph and Table Measure Name											Pacer Trendpilot® 100 ETF NAV
Accumulated Value	$ 28,544	$ 27,938	$ 22,647	$ 21,271	$ 22,015	$ 15,429	$ 14,586	$ 12,570	$ 10,582	$ 8,596	$ 34,454
Pacer NASDAQ-100 Trendpilot Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Pacer NASDAQ-100 Trendpilot® Index
Accumulated Value	30,266	29,456	23,729	22,159	22,790	15,855	14,946	12,823	10,722	8,647	$ 36,777
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	31,497	28,099	22,907	22,313	22,265	15,252	15,122	13,324	11,763	9,976	$ 41,278
NASDAQ-100 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											NASDAQ-100 Index
Accumulated Value	$ 47,971	$ 42,414	$ 31,944	$ 30,719	$ 32,895	$ 21,192	$ 18,128	$ 15,220	$ 12,727	$ 9,773	$ 67,743